Statement of Changes in Stockholders' Equity - USD ($)	Total	Private Placement	Class A Common Stock	Class B Common Stock	Class K Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Private Placement	Accumulated Deficit
Beginning balance at Jan. 28, 2021	$ 0		$ 0	$ 0	$ 0	$ 0		$ 0
Beginning Balance (in shares) at Jan. 28, 2021			0	0	0
Issuance of Class B ordinary shares to Sponsor	25,000			$ 500	$ 500	24,000
Issuance of Class B ordinary shares to Sponsor, shares				5,000,000	5,000,000
Net loss	(10,000)							(10,000)
Ending balance at Feb. 01, 2021	15,000		$ 0	$ 500	$ 500	24,000		(10,000)
Ending Balance (in shares) at Feb. 01, 2021			0	5,000,000	5,000,000
Beginning balance at Jan. 28, 2021	0		$ 0	$ 0	$ 0	0		0
Beginning Balance (in shares) at Jan. 28, 2021			0	0	0
Issuance of Class B ordinary shares to Sponsor	12,500			$ 500		12,000
Issuance of Class B ordinary shares to Sponsor, shares				5,000,000
Issuance of Class K ordinary shares to Sponsor	12,500				$ 500	12,000
Issuance of Class K ordinary shares to Sponsor, shares					5,000,000
Stock Issued During Period, Value, Issued for Services	416,344,118		$ 4,164			416,339,954
Stock Issued During Period, Shares, Issued for Services			41,634,412
Underwriting discounts	(8,326,880)					(8,326,880)
Deferred underwriting fee payable	(14,572,044)					(14,572,044)
Offering costs	(673,057)					(673,057)
Sale of stocks		$ 11,326,880					$ 11,326,766
Common stock subject to possible redemption	(399,032,900)		$ (3,991)			(399,028,909)
Common stock subject to possible redemption, shares			(39,903,290)
Net loss	(91,111)							(91,111)
Ending balance at Mar. 31, 2021	$ 5,000,006		$ 287	$ 500	$ 500	$ 5,089,830		$ (91,111)
Ending Balance (in shares) at Mar. 31, 2021			2,863,810	5,000,000	5,000,000